Financial Risks - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Unrealized losses	€ (277)	€ (345)
Total fair value	10,057	9,080
Debt securities and money market instruments Americas and Netherland [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	74,880	69,012
Unrealized gains	14,938	10,493
Unrealized losses	(249)	(327)
Total fair value	89,569	79,178
Fair value of instruments with unrealized gains	84,593	74,025
Fair value of instruments with unrealized losses	4,976	5,153
Debt securities and money market instruments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	83,426	78,052
Unrealized gains	16,087	11,289
Unrealized losses	(277)	(345)
Total fair value	99,235	88,995
Fair value of instruments with unrealized gains	93,736	83,192
Fair value of instruments with unrealized losses	5,499	5,803
Debt securities and money market instruments [member] | United States government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	8,336	7,443
Unrealized gains	2,608	1,377
Unrealized losses	(9)	(8)
Total fair value	10,935	8,812
Fair value of instruments with unrealized gains	10,661	8,478
Fair value of instruments with unrealized losses	274	335
Debt securities and money market instruments [member] | Dutch government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	4,769	4,869
Unrealized gains	1,736	1,448
Total fair value	6,505	6,316
Fair value of instruments with unrealized gains	6,502	6,267
Fair value of instruments with unrealized losses	3	49
Debt securities and money market instruments [member] | Other government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	9,085	8,901
Unrealized gains	3,660	2,989
Unrealized losses	(8)	(17)
Total fair value	12,736	11,872
Fair value of instruments with unrealized gains	12,465	11,662
Fair value of instruments with unrealized losses	271	210
Debt securities and money market instruments [member] | Insured residential mortgage backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	5,678	6,366
Unrealized gains	482	470
Unrealized losses	(69)	(25)
Total fair value	6,092	6,811
Fair value of instruments with unrealized gains	5,314	5,773
Fair value of instruments with unrealized losses	777	1,037
Debt securities and money market instruments [member] | Asset backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	3,980	3,776
Unrealized gains	158	103
Unrealized losses	(17)	(9)
Total fair value	4,121	3,869
Fair value of instruments with unrealized gains	2,789	2,881
Fair value of instruments with unrealized losses	1,332	989
Debt securities and money market instruments [member] | Corporate [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	45,986	40,552
Unrealized gains	7,404	4,853
Unrealized losses	(98)	(167)
Total fair value	53,292	45,238
Fair value of instruments with unrealized gains	51,252	42,801
Fair value of instruments with unrealized losses	2,039	2,437
Debt securities and money market instruments [member] | Money market investments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	4,559	5,169
Unrealized losses	(1)
Total fair value	4,558	5,169
Fair value of instruments with unrealized gains	4,136	4,702
Fair value of instruments with unrealized losses	422	467
Debt securities and money market instruments [member] | Other [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	1,032	976
Unrealized gains	39	49
Unrealized losses	(75)	(117)
Total fair value	996	908
Fair value of instruments with unrealized gains	616	628
Fair value of instruments with unrealized losses	€ 380	€ 280